The Chesapeake Growth Fund
                            SUPPLEMENT APRIL 15, 1997



The Prospectus and Statement of Additional Information dated December 11, 1996, of The Chesapeake Growth Fund (the "Fund") are hereby amended to reflect the following new service providers to the Fund:

1. Transfer Agent. The transfer, dividend paying, and shareholder servicing agent of the Fund is North Carolina Shareholder Services, LLC, a North Carolina limited liability company controlled by John D. Marriott, Jr., whose address is 107 North Washington Street, Post Office Box 4365, Rocky Mount, North Carolina 27803-0365. This firm will be compensated for its services by The Nottingham Company, the Administrator for the Fund, and not directly by the Fund.

2. Custodian. The custodian for the Fund's assets is First Union National Bank of North Carolina, whose address is Two First Union Center, Charlotte, North Carolina 28288-1151.

Inquiries  concerning  the  Fund,   shareholder   accounts,   and  purchases  or
redemptions of shares in the Fund should now be addressed to:

         Chesapeake Growth Fund
         c/o NCSS
         107 North Washington Street
         Post Office Box 4365
         Rocky Mount, North Carolina  27803-0365
         1-800-773-3863

For persons desiring to invest in the Fund by bank wire, your bank should now use the following wire instructions:

         First Union National Bank of North Carolina
         Charlotte, North Carolina
         ABA#0530 00219
         Chesapeake Growth Fund
         2000000861894
         For further credit to (shareholder's name and  SSN or EIN)

                               The Chesapeake Fund
                            SUPPLEMENT APRIL 15, 1997



The Prospectus and Statement of Additional Information dated July 8, 1996, of The Chesapeake Fund (the "Fund") are hereby amended to reflect the following new service providers to the Fund:

1. Transfer Agent. The transfer, dividend paying, and shareholder servicing agent of the Fund is North Carolina Shareholder Services, LLC, a North Carolina limited liability company controlled by John D. Marriott, Jr., whose address is 107 North Washington Street, Post Office Box 4365, Rocky Mount, North Carolina 27803-0365. This firm will be compensated for its services by The Nottingham Company, the Administrator for the Fund, and not directly by the Fund.

2. Custodian. The custodian for the Fund's assets is First Union National Bank of North Carolina, whose address is Two First Union Center, Charlotte, North Carolina 28288-1151.

Inquiries  concerning  the  Fund,   shareholder   accounts,   and  purchases  or
redemptions of shares in the Fund should now be addressed to:

         Chesapeake Fund (Insitutional, Super-Institutional,
     `                    Class A, Class C or Class D Shares)
         c/o NCSS
         107 North Washington Street
         Post Office Box 4365
         Rocky Mount, North Carolina  27803-0365
         1-800-773-3863

For persons desiring to invest in the Fund by bank wire, your bank should now use the following wire instructions:

         First Union National Bank of North Carolina
         Charlotte, North Carolina
         ABA#0530 00219
         Chesapeake Fund (Institutional, Super-Institutional,
                          Class A, Class C or Class D Shares)
         2000000862068
         For further credit to (shareholder's name and  SSN or EIN)

Office of Records
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549


Re:      Gardner Lewis Investment Trust
         811-07324
         33-53800
         CIK:     0000893759

Dear Sir/Madam:

Pursuant to Rule 497 under the Securities Act of 1933, transmitted for filing is one copy of an EDGARized version of a Supplement to the December 11, 1996 Prospectus and Statement of Additional Information for The Chesapeake Growth Fund, a Series of the Gardner Lewis Investment Trust.

Also enclosed is one copy of an EDGARized version of a Supplement to the July 8, 1996 Prospectus and Statement of Additional Information for The Chesapeake Fund, a Series of the Gardner Lewis Investment Trust.

Please address any comments or questions to the attention of the  undersigned at
(919) 972-9922 Ext 212.


Yours truly,


/s/ C. Frank Watson III
C. Frank Watson III